UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21418

Ancora Trust

(Exact Name of Registrant as Specified in Charter)

6060 Parkland Boulevard, Suite 200

Cleveland, Ohio 44124

(Address of Principal Executive Offices)

Bradley Zucker

c/o Ancora Trust

6060 Parkland Boulevard, Suite 200

Cleveland, Ohio 44124

 (Name and Address of Agent for Service)

Copy to:

Andrew Davalla

Thompson Hine LLP

3900 Key Center,

127 Public Square

Cleveland, Ohio 44114

Registrant's telephone number, including area code: (216) 825-4000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

ANNUAL SHAREHOLDER REPORT

December 31, 2024

ANCORA INCOME FUND – CLASS I

AAIIX

ADDITIONAL INFORMATION

This annual shareholder report contains important information about the Ancora Income Fund – Class I -AAIIX for the period January 1, 2024 to December 31, 2024, as well as certain changes to the fund.

You can find additional information about the fund including its prospectus, financial information, holdings and proxy voting information, at https://ancora.net/. You can also request this information by contacting us at 1-866-6-ANCORA.

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Ancora Income Fund – Class I	$93	0.89%

*Annualized

management discussion of fund performance

Ancora Income Fund

The Fund saw strong returns for the 2024 calendar year, outperforming the Bloomberg US Aggregate Index by a sizable margin. The outperformance was driven broadly by energy and financial-related credits.

Attribution

Performance benefited from preferred securities, which accounted for 86% of the Fund at year-end and returned 9.1%. Security selection was a positive contributor for the year, led by KeyCorp preferred returning 21.5%, AGNC Investment Corp preferred adding 19.0% and Enterprise Financial Services Corp. preferred gaining 23.0%.

Some Real Estate sector securities underperformed as a rise in interest rates negatively impacted the sector. Pebblebrook Hotel Trust preferred fell by 0.9% during 2024 and Ready Capital Corporation preferred rose just 2.8%. Ford Motor Company corporate bonds returned just 2.5% as the U.S. auto manufacturer struggled with expenses related to the electric vehicle production transition.

Positioning

The Fund is positioned to adapt to various changes in interest rates. Approximately 55% of the investments carry fixed coupons while the remaining investments are either currently floating rate securities or are fixed-to-floating rate securities. With 86% of the Fund invested in higher-yielding preferred securities, the Fund is believed to be positioned to receive above average levels of income.

Approximately 62% of the Fund is invested in Financial sector securities such as banks and insurance companies. The remaining securities include 16% REITs, 5% in utilities and 2% pharmaceuticals, among other sectors. Financials are the largest issuers of preferred securities and will typically be the largest sector allocation for the Fund. Non-financial-related preferred securities are sought when market levels are deemed attractive versus other similar securities.

Strategy

The Fund seeks to provide an above average level of income by investing in higher yielding securities including preferred stocks, subordinated debt securities, corporate bonds, baby bonds and higher yielding equity securities. The Fund intends to sell securities if the yield level falls below levels the manager deems acceptable compared to other similar securities.

performance illustration

TOTAL RETURNS FOR THE PERIOD ENDED DECEMBER 31, 2024

FUND/INDEX	ONE YEAR	FIVE YEARS	TEN YEARS	ENDING VALUE
ANCORA INCOME FUND - I	9.69%	3.38%	4.29%	$15,227
BLOOMBERG BARCLAYS AGG. BOND INDEX	1.25%	-0.33%	1.35%	$11,433

Cumulative Performance Comparison of $10,000 Investment

Past performance is not a good predictor of future performance. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Updated performance data current to the most recent month-end can be obtained at https://ancora.net/ or by calling 1-866-6-ANCORA.

Fund statistics

NET ASSETS:
$41,908,825

PORTFOLIO HOLDINGS:
97

PORTFOLIO TURNOVER:
24.32%

ADVISORY FEES PAID BY FUND:
$193,738

top ten holdings

1.	Federated Hermes Government Obligations Fund – Institutional Class	2.66%
2.	Apollo Global Management, Inc., 7.625%, due 09/15/2053	2.53%
3.	The Allstate Corp., 7.375%, due 07/15/2028	2.43%
4.	Fifth Third Bancorp, 7.994%, due 03/31/2025	2.02%
5.	Citigroup, Inc., 7.625%, due 11/15/2028	1.86%
6.	Citizens Financial Group, Inc., 7.375%, due 07/06/2029	1.86%
7.	Synchrony Financial, 5.625%, due 11/15/2024	1.83%
8.	Atlanticus Holdings Corp., 6.125%, due 11/30/2026	1.67%
9.	Aspen Insurance Holdings Ltd., 7.000%, due 11/30/2029	1.67%
10.	Arbor Realty Trust, Inc., 6.375%, due 06/02/2026	1.55%
	Total % of Net Assets	20.08%

SECTOR DIVERSIFICATIONS

Traditional Preferred	71.83%
Bonds & Corporate Bond Trust Certificated	17.17%
Common Stocks	6.11%
Money Market Funds	2.68%
REIT Senior Securities	2.21%
% of Total Investments	100.00%

ANNUAL SHAREHOLDER REPORT

December 31, 2024

ANCORA/THELEN SMALL-MID CAP FUND – CLASS I

AATIX

ADDITIONAL INFORMATION

This annual shareholder report contains important information about the Ancora/Thelen Small-Mid Cap Fund – Class I - AATIX for the period January 1, 2024 to December 31, 2024, as well as certain changes to the fund.

You can find additional information about the fund including its prospectus, financial information, holdings and proxy voting information, at https://ancora.net/. You can also request this information by contacting us at 1-866-6-ANCORA.

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Ancora/Thelen Small-Mid Cap Fund – Class I	$132	1.21%

*Annualized

management discussion of fund performance

Ancora/Thelen Small-Mid Cap Fund

The Fund saw strong returns for the 2024 calendar year, outpacing the Russell 2500 Index. The outperformance was primarily driven by broadly positive stock selection with relative outperformance in most sectors.

Attribution

In 2024, four of the Fund’s sectors showed returns of 30% or more, led by Utilities, which advanced almost 80% for the year. Utility results were led by Vistra Corporation, the independent power producer. The stock advanced more than 250% as demand for electricity, primarily clean nuclear energy, led to a sharp increase in earnings and cash flow estimates for 2025 and beyond. Other strong sectors included Consumer Discretionary, where broadly positive results were paced by Wolverine Worldwide, Inc., the specialty footwear and apparel company. Wolverine’s stock more than doubled as new product offerings were well received. Finally, Consumer Staples advanced more than 38% on average for the year. The main contributor was Primo Water Corporation, the water bottler and distributor, which accepted a very accretive merger of equals with BlueTriton Brands.

Only two sectors produced negative results, Materials and Real Estate. Both sectors were weak in 2025 and though the Fund’s holdings underperformed, the low relative weights mitigated some of the weak results.

Positioning

Current economic conditions are expected to provide further tailwind to small-cap stocks where underperformance in 2024 has made this market cap range increasingly attractive. This weakness was used as an opportune time to add some underfollowed stocks to the Fund. Each additional has improving fundamentals and catalysts to unlock value. Additionally, there is a backlog of equity spinoffs expected in 2025, which look attractive. Finally, the narrowness of the market returns in 2024 has also left a reasonable number of “franchise” opportunities, or small-cap companies with established growth rates and good business models, that look attractive.

Strategy

The Fund’s multi-pronged approach has worked over a variety of economic environments and is particularly suited to uncertain periods. The Fund employs a three-bucket approach, investing in special situations, underfollowed and franchise stocks, areas that have historically produced outside alpha in the small/mid-cap space. The Fund tends to stay broadly diversified across sectors, focusing on companies identified as being temporarily undervalued by the market.

performance illustration

TOTAL RETURNS FOR THE PERIOD ENDED DECEMBER 31, 2024

FUND/INDEX	ONE YEAR	FIVE YEARS	TEN YEARS	ENDING VALUE
ANCORA/THELEN SMALL-MID CAP FUND - I	18.23%	10.58%	8.54%	$22,698
RUSSELL 2500 INDEX	12.00%	8.77%	8.85%	$23,348

Cumulative Performance Comparison of $10,000 Investment

Past performance is not a good predictor of future performance. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Updated performance data current to the most recent month-end can be obtained at https://ancora.net/ or by calling 1-866-6-ANCORA.

Fund statistics

NET ASSETS:
$191,798,624

PORTFOLIO HOLDINGS:
100

PORTFOLIO TURNOVER:
83.19%

ADVISORY FEES PAID BY FUND:
$1,675,850

top ten holdings

1.	Federated Hermes Government Obligations Fund – Institutional Class	3.40%
2.	Kyndryl Holding, Inc.	3.03%
3.	Berry Global Group, Inc.	2.97%
4.	Crane NXT Co.	2.89%
5.	UGI Corp.	2.54%
6.	Aramark	2.38%
7.	Magnera Corp.	2.28%
8.	IAC/InterActive Corp.	2.25%
9.	Howard Hughes Holdings, Inc.	2.18%
10.	Atmus Filtration Technologies, Inc.	2.16%
	Total % of Net Assets	26.08%

SECTOR DIVERSIFICATIONS

Industrials	22.01%
Consumer Discretionary	11.82%
Real Estate	9.74%
Information Technology	9.37%
Financials	9.01%
Utilities	8.10%
Materials	6.59%
Communication Services	6.20%
Consumer Staples	4.84%
Health Care	4.80%
Energy	4.14%
Money Market Funds	3.38%
% of Total Investments	100.00%

ANNUAL SHAREHOLDER REPORT

December 31, 2024

ANCORA/THELEN SMALL-MID CAP FUND – CLASS S

AATSX

ADDITIONAL INFORMATION

This annual shareholder report contains important information about the Ancora/Thelen Small-Mid Cap Fund – Class S - AATSX for the period January 1, 2024 to December 31, 2024, as well as certain changes to the fund.

You can find additional information about the fund including its prospectus, financial information, holdings and proxy voting information, at https://ancora.net/. You can also request this information by contacting us at 1-866-6-ANCORA.

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Ancora/Thelen Small-Mid Cap Fund – Class S	$ 109	1.00%

*Annualized

management discussion of fund performance

Ancora/Thelen Small-Mid Cap Fund

The Fund saw strong returns for the 2024 calendar year, outpacing the Russell 2500 Index. The outperformance was primarily driven by broadly positive stock selection with relative outperformance in most sectors.

Attribution

In 2024, four of the Fund’s sectors showed returns of 30% or more, led by Utilities, which advanced almost 80% for the year. Utility results were led by Vistra Corporation, the independent power producer. The stock advanced more than 250% as demand for electricity, primarily clean nuclear energy, led to a sharp increase in earnings and cash flow estimates for 2025 and beyond. Other strong sectors included Consumer Discretionary, where broadly positive results were paced by Wolverine Worldwide, Inc., the specialty footwear and apparel company. Wolverine’s stock more than doubled as new product offerings were well received. Finally, Consumer Staples advanced more than 38% on average for the year. The main contributor was Primo Water Corporation, the water bottler and distributor, which accepted a very accretive merger of equals with BlueTriton Brands.

Only two sectors produced negative results, Materials and Real Estate. Both sectors were weak in 2025 and though the Fund’s holdings underperformed, the low relative weights mitigated some of the weak results.

Positioning

Current economic conditions are expected to provide further tailwind to small-cap stocks where underperformance in 2024 has made this market cap range increasingly attractive. This weakness was used as an opportune time to add some underfollowed stocks to the Fund. Each additional has improving fundamentals and catalysts to unlock value. Additionally, there is a backlog of equity spinoffs expected in 2025, which look attractive. Finally, the narrowness of the market returns in 2024 has also left a reasonable number of “franchise” opportunities, or small-cap companies with established growth rates and good business models, that look attractive.

Strategy

The Fund’s multi-pronged approach has worked over a variety of economic environments and is particularly suited to uncertain periods. The Fund employs a three-bucket approach, investing in special situations, underfollowed and franchise stocks, areas that have historically produced outside alpha in the small/mid-cap space. The Fund tends to stay broadly diversified across sectors, focusing on companies identified as being temporarily undervalued by the market.

performance illustration

TOTAL RETURNS FOR THE PERIOD ENDED DECEMBER 31, 2024

FUND/INDEX	ONE YEAR	FIVE YEARS	SINCE INCEPTION	ENDING VALUE
ANCORA/THELEN SMALL-MID CAP FUND - S	18.49%	10.86%	8.93%	$22,608
RUSSELL 2500 INDEX	12.00%	8.77%	8.47%	$21,728

Cumulative Performance Comparison of $10,000 Investment Since Inception

Past performance is not a good predictor of future performance. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Updated performance data current to the most recent month-end can be obtained at https://ancora.net/ or by calling 1-866-6-ANCORA.

Fund statistics

NET ASSETS:
$191,798,624

PORTFOLIO HOLDINGS:
100

PORTFOLIO TURNOVER:
83.19%

ADVISORY FEES PAID BY FUND:
$1,675,850

top ten holdings

1.	Federated Hermes Government Obligations Fund – Institutional Class	3.40%
2.	Kyndryl Holding, Inc.	3.03%
3.	Berry Global Group, Inc.	2.97%
4.	Crane NXT Co.	2.89%
5.	UGI Corp.	2.54%
6.	Aramark	2.38%
7.	Magnera Corp.	2.28%
8.	IAC/InterActive Corp.	2.25%
9.	Howard Hughes Holdings, Inc.	2.18%
10.	Atmus Filtration Technologies, Inc.	2.16%
	Total % of Net Assets	26.08%

SECTOR DIVERSIFICATIONS

Industrials	22.01%
Consumer Discretionary	11.82%
Real Estate	9.74%
Information Technology	9.37%
Financials	9.01%
Utilities	8.10%
Materials	6.59%
Communication Services	6.20%
Consumer Staples	4.84%
Health Care	4.80%
Energy	4.14%
Money Market Funds	3.38%
% of Total Investments	100.00%

ANNUAL SHAREHOLDER REPORT

December 31, 2024

ANCORA MICROCAP FUND – CLASS I

ANCIX

ADDITIONAL INFORMATION

This annual shareholder report contains important information about the Ancora Microcap Fund – Class I - ANCIX for the period January 1, 2024 to December 31, 2024, as well as certain changes to the fund.

You can find additional information about the fund including its prospectus, financial information, holdings and proxy voting information, at https://ancora.net/. You can also request this information by contacting us at 1-866-6-ANCORA.

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Ancora Microcap Fund – Class I	$163	1.60%

*Annualized.

management discussion of fund performance

Ancora Microcap Fund

The Fund saw positive returns for the 2024 calendar year, though it underperformed the Russell Microcap Index and the Russell 2000 Index. Despite the sizable underperformance, sector allocation contributed to the Fund’s positive return while security selection detracted from performance during the year.

Attribution

Sector allocation was the primary contributor to performance during the year, led by the Fund’s underweight in the Health Care sector as well as an overweight in Industrials and an underweight in Materials. Names that contributed most to performance included Flexsteel Industries, a residential furniture manufacturer, Orion Group, an engineering and construction business, and Lakeland Industries, a protective clothing manufacturer.

The only sector allocation that detracted from performance during the year was from an overweight in both Energy and Consumer Discretionary. Names that detracted most from performance were Aviat Networks, which provides wireless networking solutions, BGSF, a consulting and workforce solutions business, and LuxUrban Hotels.

Positioning

The Fund has owned Aviat Networks for a number of years and added to the position strategically across the calendar year as the stock fell due to a few earnings misses. The Fund did not increase its position in BGSF, despite the weakness in the stock, as EBITDA has been challenged with the IT consulting industry going through a longer and deeper contraction than expected post-pandemic. The Fund sold much of its position in LuxUrban Hotels at the start of the year, exiting the position entirely in April as the thesis unraveled. The Fund trimmed its Flexsteel Industries position into strength a number of times during the year, exiting the position in September. The Orion Group position was also trimmed mid-year at an attractive price, though the remaining position saw weakness late in the year. The Fund continues to hold Lakeland Industries, a long-time holding, as the thesis continues to play out.

Strategy

The Fund’s philosophy is unchanged with a strategy focused on building a portfolio of companies that have been identified as likely to be trading at a significant discount to their true value. Screens are in place to identify deeply undervalued stocks with healthy balance sheets, quality business models, potential catalysts and positive signals from insiders. This philosophy is executed with patience and discipline. Regardless of the broad market valuation, a core tenet of the strategy is that an inefficiently followed segment like microcap stocks can provide fertile ground for new ideas that may outperform the market.

performance illustration

TOTAL RETURNS FOR THE PERIOD ENDED DECEMBER 31, 2024

FUND/INDEX	ONE YEAR	FIVE YEARS	TEN YEARS	ENDING VALUE
ANCORA MICROCAP FUND - I	3.52%	11.34%	6.39%	$18,577
RUSSELL 2000 INDEX	11.54%	7.40%	7.82%	$21,217
RUSSELL MICROCAP INDEX	13.71%	6.97%	6.77%	$19,259

Cumulative Performance Comparison of $10,000 Investment

Past performance is not a good predictor of future performance. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Updated performance data current to the most recent month-end can be obtained at https://ancora.net/ or by calling 1-866-6-ANCORA.

Fund statistics

NET ASSETS:
$19,162,312

PORTFOLIO HOLDINGS:
56

PORTFOLIO TURNOVER:
28.97%

ADVISORY FEES PAID BY FUND:
$180,662

top ten holdings

1.	Federated Hermes Government Obligations Fund – Institutional Class	6.44%
2.	Crawford & Co.	4.85%
3.	Silvercrest Asset Management Group, Inc.	4.45%
4.	International Money Express, Inc.	4.17%
5.	TIPTREE, Inc.	3.41%
6.	Newtek Business Services Corp.	3.07%
7.	American Coastal Insurance Corp.	3.00%
8.	Lakeland Industries, Inc.	2.89%
9.	Allient, Inc.	2.80%
10.	CPI Card Group, Inc.	2.77%
	Total % of Net Assets	37.85%

SECTOR DIVERSIFICATIONS

Financials	34.73%
Industrials	18.55%
Information Technology	14.25%
Consumer Discretionary	10.75%
Energy	7.37%
Money Market Funds	6.44%
Health Care	1.85%
Communication Services	1.71%
Consumer Staples	1.69%
Real Estate	1.65%
Materials	1.02%
% of Total Investments	100.00%

ANNUAL SHAREHOLDER REPORT

December 31, 2024

ANCORA DIVIDEND VALUE EQUITY FUND – CLASS I

ADEIX

ADDITIONAL INFORMATION

This annual shareholder report contains important information about the Ancora Dividend Value Equity Fund – Class I - ADEIX for the period January 1, 2024 to December 31, 2024, as well as certain changes to the fund.

You can find additional information about the fund including its prospectus, financial information, holdings and proxy voting information, at https://ancora.net/. You can also request this information by contacting us at 1-866-6-ANCORA.

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Ancora Dividend Value Equity Fund – Class I	$ 108	1.00%

*Annualized

management discussion of fund performance

Ancora Dividend Value Equity Fund

The Fund saw strong returns for the 2024 calendar year, outperforming the Russell 1000 Value Index. Individual stock selection has been very additive to the Fund’s longer-term and 2024 performance versus the benchmark.

Attribution

Stock selection was a positive attribute for the year led by the Fund’s largest holding, Broadcom. The company has consistently reported strong sequential growth in AI semiconductors as well as reiterated strong demand into 2025. The position has been trimmed a few times following strong price gains, though it remains the largest holding. Kellanova also performed well in 2024 upon the announcement that Mars, Inc. was purchasing the company. The transaction is expected to close in the first half of 2025. Stocks that detracted from the Fund’s performance include exited positions in CVS Healthcare and Nike. In both cases, the decision to exit the stock was due to disenchantment with management. Since selling those positions, both companies have made constructive management changes but still have work to do to bring back investor confidence.

The Fund’s largest sectors, Financials and Information Technology, had the most favorable individual stock selection in 2024. Within Information Technology, contributions from Apple, Microsoft and Broadcom were strong while our diversification within Financials served the Fund well. Conversely, the Fund's positions in Real Estate underperformed due to the rise in interest rates and weakness in housing. In addition, the Fund has not held any names in the Utilities sector over the past few years, which proved to be a detractor to overall performance in 2024 as the average sector stock was up around 20%.

Positioning

New additions to the Fund in 2024 include Ares Management, Stifel Financial, CRH plc, Qualcomm and Paccar. Ares is a successful company specializing in private credit funds while Stifel is a financial services provider attracting more advisors to their business platform. CRH is a leading manufacturer and distributor of building materials and products for the construction industry with a global presence. The company trades at a significant discount to its peers and expects to grow free cash flow alongside its commitment to substantial dividend payments and share buybacks. Paccar is an asset-light international truck manufacturer with a number of catalysts as well as dependable free cash flow growth driven by strong cost controls and discretionary capex spend. Qualcomm had been on the Fund's watch list and was added in July after a better-than-expected earnings report. Valuations relative to their peers are attractive coupled with solid cash flow, share buybacks and a healthy balance sheet.

Strategy

The Fund maintains a focus on investing in companies that are believed to be skilled and consistent capital allocators with the cash flow they generate. As active managers, a more concentrated portfolio is favored as the Fund will typically own 30-35 names. Importantly, it is believed this will still allow for proper diversification and risk control, given the Fund’s historical record of capital preservation and downside protection.

performance illustration

TOTAL RETURNS FOR THE PERIOD ENDED DECEMBER 31, 2024

FUND/INDEX	ONE YEAR	FIVE YEARS	SINCE INCEPTION	ENDING VALUE
ANCORA DIVIDEND VALUE EQUITY - I	16.44%	10.27%	11.41%	$18,423
RUSSELL 3000 INDEX	23.81%	13.86%	14.20%	$21,196
RUSSELL 1000 VALUE INDEX	14.37%	8.69%	9.44%	$16,650

Cumulative Performance Comparison of $10,000 Investment Since Inception

Past performance is not a good predictor of future performance. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Updated performance data current to the most recent month-end can be obtained at https://ancora.net/ or by calling 1-866-6-ANCORA.

Fund statistics

NET ASSETS:
$44,397,845

PORTFOLIO HOLDINGS:
30

PORTFOLIO TURNOVER:
16.86%

ADVISORY FEES PAID BY FUND:
$268,867

top ten holdings

1.	Broadcom, Inc.	8.71%
2.	JP Morgan Chase & Co.	5.98%
3.	Apple, Inc.	5.68%
4.	Microsoft Corp.	5.40%
5.	AbbVie, Inc.	5.35%
6.	Eaton Corp. Plc.	5.18%
7.	UnitedHealth Group, Inc.	4.52%
8.	The Home Depot, Inc.	4.27%
9.	Houlihan Lokey, Inc. Class A	4.13%
10.	EOG Resources, Inc.	3.91%
	Total % of Net Assets	53.13%

SECTOR DIVERSIFICATIONS

Information Technology	23.07%
Financials	16.91%
Industrials	13.24%
Health Care	12.30%
Consumer Discretionary	10.67%
Consumer Staples	6.77%
Energy	5.82%
Real Estate	5.57%
Materials	4.71%
Money Market Funds	0.94%
% of Total Investments	100.00%

Item 2. Code of Ethics.

(a)       As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)        For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3) Compliance with applicable governmental laws, rules, and regulations;

(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c)        Amendments:

The Code of Ethics was updated in August 2008 to comply with updated Rule 17j-1.

A copy of registrant's code of ethics will be provided to any person without charge, upon request. Please send requests to: Ancora Trust, Attn: Compliance, 2000 Auburn Drive, Suite 420, Cleveland, OH 44122.

(d)        Waivers:

During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

The registrant's board of trustees has determined that the registrant does not have an audit committee financial expert. This is because the experience provided by the members of the audit committee together offers adequate oversight for the registrants level of financial complexity.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

Registrant Ancora Securities

FY 2024                             $ 51,400             $ N/A

FY 2023                             $ 49,000             $ N/A

(b)

Audit-Related Fees

Registrant Adviser

FY 2024                                $ 1,000 $ N/A

FY 2023                                $ 1,000 $ N/A

Nature of the fees: Consent estimate.

(c)

Tax Fees

Registrant Adviser

FY 2024                              $ 11,000 $ N/A

FY 2023                              $ 11,000 $ N/A

Nature of the fees: 1120-RIC estimate per engagement letter.

(d)

All Other Fees

Registrant Adviser

FY 2024                                 $ N/A $ N/A

FY 2023                                 $ N/A $ N/A

(e)

(1)

Audit Committee’s Pre-Approval Policies

The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2)

Percentages of Services Approved by the Audit Committee

                                                          Registrant Adviser

Audit-Related Fees:      N/A  % N/A %

Tax Fees:                          N/A  % N/A %

All Other Fees:               N/A  % N/A %

(f)       During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)        The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

Registrant Adviser

FY 2024                                   $ N/A $ N/A

FY 2023                                   $ N/A $ N/A

(h)        The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 7.

Item 7. Financial Statements and Financial Highlights for Open-End Management Companies.

12/31/2024

ANNUAL FINANCIAL STATEMENTS

INTRODUCTION

TABLE OF CONTENTS

ANCORA INCOME FUND	1

ANCORA/THELEN SMALL-MID CAP FUND	4

ANCORA MICROCAP FUND	9

ANCORA DIVIDEND VALUE EQUITY FUND	12

FINANCIAL REVIEW	14

PRIVACY POLICY	38

1-866-6-ANCORA

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www.ancorafunds.com

This report and the financial statements contained herein are provided for the general information of the shareholders of the Ancora Funds. Investors should carefully consider before investing each Fund’s investment objective, risks and expenses. For a prospectus, which contains that information and more information about each Fund, please call 866-626-2672 or visit our website at www.ancorafunds.com. Please read it carefully before you invest or send money.

ANCORA INCOME FUND

SCHEDULE OF INVESTMENTS as of December 31, 2024

	Shares	Value
Bonds & Corporate Bond Trust Certificates - 17.08%

Trust Certificates - 1.80%
Citigroup, Inc., 7.125%, due 08/15/2029	236,000	$ 240,791
Dominion Energy, Inc., 6.625%, due 02/15/2035	250,000	254,164
Wells Fargo & Co., 6.850%, due 09/15/2029	250,000	258,038
		752,993

Traditional Corporate Bonds - 15.28%	Principal Amount	Value
The Allstate Corp., 8.507%, due 08/15/2053	350,000	350,049
The Bank of Nova Scotia, 8.625%, due 10/27/2027	500,000	530,696
Citigroup, Inc., 7.625%, due 11/15/2028	750,000	781,375
Energy Transfer LP, 7.125%, due 05/15/2030	350,000	351,230
Fifth Third Bancorp, 7.994%, due 03/31/2025	850,000	846,421
Ford Motor Credit Co. LLC, 7.350%, due 11/04/2027	250,000	261,740
The Goldman Sachs Group, Inc., 7.500%, due 02/10/2029	500,000	527,340
Lincoln National Corp., 9.250%, due 12/01/2027	350,000	382,434
NRG Energy, Inc., 10.250%, due 03/15/2028	500,000	551,915
PNC Financial Services Group, Inc., 6.200%, due 09/15/2027	350,000	351,543
PNC Financial Services Group, Inc., 6.250%, due 03/15/2030	250,000	252,488
The Toronto Dominion Bank, 8.125%, due 10/31/2027	500,000	524,267
USB Float, 5.938%, due 01/15/2025	250,000	215,661
Wells Fargo & Co., 7.625%, due 09/15/2028	450,000	477,506
		6,404,665

TOTAL BONDS & CORPORATE BOND TRUST CERTIFICATES (Cost $6,877,204)		7,157,658

Traditional Preferred Securities - 72.04%
Affiliated Managers Group, 4.200%, 09/30/2061	7,190	114,896
Affiliated Managers Group, Inc. 6.750%, due 03/30/2029	26,000	640,380
Affiliated Managers Group, Inc., 4.750%, due 09/30/2060	5,000	90,900
Affiliated Managers Group, Inc., 5.875%, due 03/30/2059	8,310	183,152
AGNC Investment Corp., 6.125%, due 04/15/2025	20,000	492,800
AGNC Investment Corp., 6.875%, due 04/15/2025	23,000	586,270
American Financial Group, Inc., 4.500%, due 09/15/2060	25,000	448,500
Annaly Capital Management, Inc., 6.750%, due 02/16/2025	25,000	643,500
Apollo Global Management, Inc., 7.625%, due 09/15/2053	40,000	1,059,600
Arbor Realty Trust, Inc., 6.375%, due 06/02/2026	35,000	648,900
Aspen Insurance Holdings Ltd., 5.625%, due 01/01/2025	20,000	386,000
Aspen Insurance Holdings Ltd., 5.625%, due 01/01/2027	8,000	161,840
Aspen Insurance Holdings Ltd., 7.000%, due 11/30/2029	27,450	698,053

Assurant, Inc., 5.250%, 01/15/2026	15,000	301,050
Athene Holding Ltd., 5.625%, due 02/01/2025	17,000	349,180
Athene Holding Ltd., 6.350%, due 6/30/2029	20,000	487,200
Athene Holding Ltd., 7.250%, due 3/30/2064	22,500	564,075
Atlanticus Holdings Corp., 6.125%, due 11/30/2026	30,100	701,029
Atlanticus Holdings Corp., 7.625%, 06/11/2026	10,000	229,360
Atlanticus Holdings Corp., 9.250%, due 01/31/2029	22,500	568,350
Axis Capital Holdings Ltd., 5.500%, due 12/31/2049	10,000	205,000
Bank of America Corp., 5.426%, due 02/16/2025	8,769	194,233
Brookfield Infrastructure Finance ULC, 7.250%, due 05/31/2084	25,824	619,776
Brookfield Infrastructure Partners LP, 5.125%, due 10/15/2025	10,000	170,300
Brookfield Oaktree Holdings, LLC, 6.550%, due 02/16/2025	11,000	228,250
Brunswick Corp., 6.625%, due 01/15/2049	20,000	498,600
Carlyle Finance LLC., 4.625%, due 05/15/2061	15,000	267,300
Citizens Financial Group, Inc., 7.375, due 07/06/2029	30,000	780,000
Compass Diversified Holdings, 7.875%, due 01/30/2025	17,500	433,125
Corebridge Financial, Inc., 6.375%, due 12/15/2064	10,000	254,900
Enterprise Financial Services Corp., 5.000%, due 12/15/2026	25,000	493,375
F&G Annuities & Life, Inc., 7.950%, due 12/15/2053	20,000	524,000
Federal Agricultural Mortgage Corp., 5.250%, due 10/17/2025	16,700	347,861
Federal Agricultural Mortgage Corp., 5.750%, due 07/17/2025	25,000	558,250
Fifth Third Bancorp, 6.000%, due 12/31/2025	2,455	61,056
First Citizens Bancshares, Inc., 5.625%, due 01/04/2027	17,500	392,700
Ford Motor Co., 6.500%, 08/15/2062	15,000	366,300
Globe Life, Inc., 4.250%, 06/15/2061	16,136	253,981
Global Net Lease, Inc., 6.875%, due 02/16/2025	25,000	536,250
Green Brick Partners, Inc., 5.750%, due 12/23/2026	22,500	517,336
Heartland Financial USA, Inc., 7.000%, due 07/15/2025	2,941	74,907
Huntington Bancshares, Inc., 6.875%, due 04/15/2028	17,550	446,033
Huntington Bancshares, Inc., 6.875%, due 04/15/2028	10,000	252,300
Jackson Financial Inc., 8.000%, due 03/30/2028	23,000	601,680
KeyCorp, 5.650%, due 03/15/2025	20,000	431,000
KeyCorp, 6.200%, due 12/15/2027	25,000	609,750
Lincoln National Corp., 9.000%, due 12/01/2027	18,000	493,020
M&T Bank Corp., 7.500%, due 06/15/2029	20,000	532,400
Merchants Bancorp, 7.625%, due 01/01/2030	10,000	253,000
MFA Financial, Inc., 8.875%, due 02/15/2029	10,000	254,400
Morgan Stanley, 5.850%, due 04/15/2027	6,785	165,147
Morgan Stanley, 6.500%, due 10/15/2027	10,000	257,200
Morgan Stanley, 6.625%, due 10/15/2029	10,000	265,100
Oaktree Capital Group, 6.625% Perp.	20,000	435,400
OFS Credit Co., 6.125%, due 04/30/2026	20,920	513,586
PennyMac Mortgage Investment Trust, 6.750%, due 08/24/2026	23,000	434,700
Raymond James Financial, Inc., 6.375%, due 01/01/2025	11,118	278,917
Ready Capital Corp., 6.500%, due 06/30/2026	23,000	419,980
Redwood Trust, Inc., 10.000%, Cumulative Perp Call 04/15/2028	20,000	513,000
Redwood Trust, Inc., 9.000%, 09/01/2029	5,000	126,500
Regions Financial Corp., 6.950%, due 09/15/2029	20,000	524,800
Reinsurance Group of America, Inc., 7.125%, due 10/15/2027	10,000	258,000
Rithm Capital Corp., 7.125%, due 02/16/2025	23,000	582,820

Rithm Capital Corp., 7.000%, due 11/15/2026	15,000	356,400
Steel Partners Holding LP., 6.000%, due 02/07/2026	20,000	485,000
Stifel Financial Corp., 4.500%, due 08/15/2026	30,000	528,600
Summit Hotel Properties, Inc., 6.250%, due 02/16/2025	20,000	409,200
Synchrony Financial, 5.625%, due 05/15/2025	40,000	767,200
Synchrony Financials, 8.250%, due 05/15/2029	22,500	591,750
The Allstate Corp., 7.375%, due 07/15/2028	38,300	1,019,546
TPG Operating Group II, LP, 6.950, due 03/15/2064	10,000	254,200
		30,193,164

TOTAL TRADITIONAL PREFERRED SECURITIES (Cost $30,710,256)		30,193,164

REIT Senior Securities - 2.19%
Pebblebrook Hotel Trust, 6.300%, due 02/16/2025	25,000	508,750
UMH Properties, Inc., 6.375%, Series D	18,000	410,580
		919,330

TOTAL REIT SENIOR SECURITIES (Cost $984,156)		919,330

Common Stocks - 5.47%

Air Freight & Logistics - 0.45%
United Parcel Service, Inc.	1,500	189,150
		189,150

Capital Markets - 0.37%
AllianceBernstein Holding LP	4,200	155,778
		155,778

Equity Real Estate Investment Trusts - 0.33%
Arbor Realty Trust, Inc.	10,000	138,500
		138,500

Household Durables - 1.37%
Whirlpool Corp.	5,000	572,400
		572,400

Pharmaceuticals - 1.98%
Organon & Co.	20,000	298,400
Pfizer, Inc.	20,000	530,600
		829,000

Oil, Gas & Consumable Fuels - 0.97%
Enterprise Products Partners LP	13,000	407,680
		407,680

TOTAL COMMON STOCKS (Cost $2,137,057)		2,292,508

Money Market Funds - 2.66%
Federated Hermes Government Obligations Fund - Institutional Class 4.35% (a)	1,116,602	1,116,602
		1,116,602

TOTAL MONEY MARKET FUNDS (Cost $1,116,602)		1,116,602

TOTAL INVESTMENTS (Cost $41,825,275) - 99.45%		41,679,262

Other Assets In Excess of Liabilities - 0.55%		229,563

TOTAL NET ASSETS - 100.00%		$ 41,908,825

(a) Variable rate security; the coupon rate shown represents the 7-day yield as of December 31, 2024.

See accompanying notes which are an integral part of the financial statements.

ANCORA /THELEN SMALL-MID CAP FUND

SCHEDULE OF INVESTMENTS as of December 31, 2024

	Shares	Value
Common Stocks - 97.13%

Aerospace & Defense - 0.95%
Vectrus, Inc. (a)	38,165	$ 1,825,432
		1,825,432

Automobile Components - 0.69%
Phinia, Inc.	27,510	1,325,157
		1,325,157

Banks - 0.68%
First Internet Bancorp	36,490	1,313,275
		1,313,275

Beverages - 1.59%
Primo Water Corp.	99,337	3,056,599
		3,056,599

Building Products - 4.19%
Gibraltar Industries, Inc.	14,541	856,465
Fortune Brands Innovations, Inc.	57,073	3,899,798
Masterbrand, Inc.	225,058	3,288,097
		8,044,360

Capital Markets - 2.88%
Houlihan Lokey, Inc. Class A	13,976	2,427,072
Perella Weinberg Partners	80,175	1,911,372
Raymond James Financial, Inc.	7,593	1,179,421
		5,517,865

Chemicals - 0.65%
Ingevity Corp.	30,510	1,243,283
		1,243,283

Commercial Services & Supplies - 1.68%
RB Global, Inc.	20,960	1,890,802
Viad Corp. (a)	31,120	1,322,911
		3,213,713

Communication Equipment - 2.25%
IAC/InterActive Corp. (a)	100,191	4,322,240
		4,322,240

Containers & Packaging - 2.97%

Berry Global Group, Inc.	88,140	5,700,014
		5,700,014

Construction & Engineering - 6.06%
APi Group Corp. (a) (c)	62,047	2,231,831
Arcosa, Inc.	35,669	3,450,619
Centuri Holdings, Inc.	39,710	766,800
Everus Construction Group, Inc.	51,211	3,367,123
Orion Group Holdings, Inc. (a)	246,957	1,810,195
		11,626,568

Diversified Consumer Services - 1.39%
Frontdoor, Inc.	48,790	2,667,349
		2,667,349

Diversified Financial Services - 1.41%
Cannae Holdings, Inc.	38,986	774,262
Jackson Financial, Inc.	22,229	1,935,701
		2,709,963

Electronic Equipment, Instruments & Components - 2.25%
Powerfleet, Inc.	144,418	961,824
Vontier Corp.	92,000	3,355,240
		4,317,064

Energy Equipment & Services - 1.83%
Helix Energy Solutions Group, Inc. (a)	103,179	961,628
NPK International, Inc.	332,230	2,548,204
		3,509,832

Entertainment - 0.26%
Warner Bros. Discovery, Inc.	47,540	502,498
		502,498

Equity Real Estate Investment Trusts - 5.90%
Alpine Income Property Trust, Inc.	23,253	390,418
CTO Realty Growth, Inc.	107,038	2,109,719
Howard Hughes Holdings, Inc. (a)	54,290	4,175,987
Postal Realty Trust, Inc.	60,028	783,365
PotlatchDeltic Corp.	98,524	3,867,067
		11,326,556

Financial Services - 1.45%
PROG Holdings, Inc.	33,680	1,423,317
Paysafe Ltd. (a)	79,687	1,362,648
		2,785,965

Food Products - 2.09%
Nomad Foods Ltd.	221,367	3,714,538

Post Holdings, Inc.	2,550	291,873
		4,006,411

Gas Utilities - 2.99%
UGI Corp.	172,380	4,866,287
RGC Resources, Inc.	42,955	861,677
		5,727,964

Health Care Equipment & Supplies - 2.87%
Embecta Corp.	99,790	2,060,663
Enovis Corp. (a)	47,471	2,083,027
Varex Imanging Corp.	51,120	745,841
ZimVie, Inc.	44,040	614,358
		5,503,889

Health Care Providers & Services - 1.96%
Encompass Health Corp.	18,060	1,667,841
Talkspace, Inc.	94,870	293,148
The Pennant Group, Inc. (a)	67,522	1,790,683
		3,751,672

Hotels, Restaurants, & Leisure - 5.90%
Aramark	122,240	4,560,774
Denny's Corp.	116,200	703,010
First Watch Restaurant Group, Inc.	25,000	465,250
Papa Johns International, Inc.	24,400	1,002,108
Potbelly Corp.	122,257	1,151,661
Travel N Leisure Co.	27,432	1,383,944
Wyndham Hotels & Resorts, Inc.	20,421	2,058,233
		11,324,980

Household Durables - 1.22%
Cavco Industries, Inc. (a)	2,646	1,180,725
Helen of Troy Ltd.	19,320	1,155,916
		2,336,641

Household Products - 0.37%
Spectrum Brands Holdings, Inc.	8,510	719,010
		719,010

IT Services - 3.03%
Kyndryl Holding, Inc. (a)	167,921	5,810,067
		5,810,067

Independent Power and Renewable - 1.15%
Vistra Energy Corp.	9,675	1,333,892
Talen Energy Corp.	4,350	876,395
		2,210,287

Insurance - 1.56%
F&G Annuities & Life, Inc.	72,152	2,989,979
		2,989,979

Machinery - 8.95%
Atmus Filtration Technologies, Inc.	105,610	4,137,800
Crane Co.	20,877	3,168,085
Crane NXT Co.	95,214	5,543,359
ESAB Corp.	1	120
FreightCar America, Inc.	112,340	1,006,566
Manitowoc Co., Inc.	25,000	228,250
Mayville Engineering Co., Inc. (a)	96,116	1,510,944
Pentair Plc.	8,560	861,478
The Gorman-Rupp Co.	18,750	711,000
		17,167,602

Metals & Mining - 0.53%
Vox Royalty Corp.	56,976	133,324
Sandstorm Gold Ltd.	158,310	883,370
		1,016,694

Media - 3.72%
Advantage Solutions, Inc. (a)	328,612	959,547
Atlanta Braves Holdings, Inc. (a)	50,835	1,944,947
National CineMedia, Inc. (a)	568,301	3,773,519
Sirius XM Holdings, Inc.	20,000	456,000
		7,134,013

Multi-Utilities - 2.02%
MDU Resources Group, Inc.	214,966	3,873,687
		3,873,687

Oil, Gas & Consumable Fuels - 2.33%
DT Midstream, Inc.	24,597	2,445,680
Summit Midstream Corp.	16,900	638,482
Vitesse Energy, Inc.	55,706	1,392,650
		4,476,812

Real Estate Management & Development - 1.94%
Seaport Entertainment Group, Inc.	133,105	3,720,285
		3,720,285

Paper & Forest Products - 2.48%
Magnera Corp. (d)	240,990	4,378,788
Clearwater Paper Corp.	12,421	369,773
		4,748,561

Personal Care Products - 0.51%
LifeVantage Corp.	56,160	984,485

		984,485

Professional Services - 2.91%
Alight, Inc. Class A	246,273	1,704,209
Dun & Bradstreet Holdings, Inc.	69,650	867,839
RCM Technologies, Inc.	31,046	687,979
Jacobs Solutions, Inc.	17,430	2,328,997
		5,589,024

Software - 0.58%
Red Violet, Inc.	30,520	1,104,824
		1,104,824

Specialty REITs - 1.93%
DiamondRock Hospitality Co.	64,650	583,789
Rayonier, Inc.	119,460	3,117,906
		3,701,695

Specialty Retail - 1.18%
Envela Corp.	29,350	210,733
Dollar Tree, Inc.	7,550	565,797
The ODP Corp.	65,770	1,495,610
		2,272,140

Technology Harware, Storage & Peripheral - 0.68%
Diebold Nixdorf, Inc. (a)	30,237	1,301,400
		1,301,400

Textiles, Apparel & Luxury Goods - 1.79%
Lakeland Industries, Inc.	32,580	832,419
Wolverine World Wide, Inc.	116,820	2,593,404
		3,425,823

Thrifts & Mortgage Finance - 1.08%
Federal Agricultural Mortgage Corp.	10,485	2,065,021
		2,065,021

Trading Companies & Distributors - 0.28%
Distribution Solutions Group, Inc.	15,459	531,790
		531,790

Utilities - 1.98%
NorthWestern Energy Group, Inc.	71,080	3,799,937
		3,799,937

TOTAL COMMON STOCKS (Cost $146,759,053)		186,302,426

Money Market Funds - 3.40%
Federated Hermes Government Obligations Fund - Institutional Class 4.35% (b)	6,516,019	6,516,019
		6,516,019

TOTAL MONEY MARKET FUNDS (Cost $6,516,019)		6,516,019

TOTAL INVESTMENTS (Cost $153,275,072) - 100.53%		192,818,445

Liabilities In Excess of Other Assets - (0.53)%		(1,019,821)

TOTAL NET ASSETS - 100.00%		$ 191,798,624

(a) Non-income producing security
(b) Variable rate security; the coupon rate shown represents the 7-day yield as of December 31, 2024.
(c) ADR - American Depository Receipt
(d) Adviser owns more than 5% of the outstanding voting shares of the company and is considered an affiliated security.

See accompanying notes which are an integral part of the financial statements.

ANCORA MICROCAP FUND

SCHEDULE OF INVESTMENTS as of December 31, 2024

	Shares	Value
Common Stocks - 92.09%

Aerospace & Defense - 1.88%
AerSale Corp. (a)	57,124	$ 359,881
		359,881

Banks - 9.62%
Farmers & Merchants Bancorp	293	310,580
First Internet Bancorp	12,694	456,857
Hingham Institution for Savings	1,919	487,695
Newtek Business Services Corp.	46,072	588,340
		1,843,472

Building Products - 1.26%
Masterbrand, Inc. (a)	16,499	241,051
		241,051

Capital Markets - 8.78%
180 Degree Capital Corp. (a)	43,812	160,790
Diamond Hill Investment Group, Inc. Class A	1,874	290,658
Donnelley Financial Solutions, Inc. (a)	1,128	70,760
Heritage Global, Inc. (a)	165,332	305,864
Silvercrest Asset Management Group, Inc.	46,411	853,498
		1,681,570

Commercial Services & Supplies - 1.54%
Perma-Fix Environmental Services, Inc. (a)	26,574	294,174
		294,174

Communication Equipment - 2.55%
Aviat Networks, Inc. (a)	26,949	488,046
		488,046

Construction & Engineering - 2.77%
Concrete Pumping Holdings, Inc. (a)	62,745	417,882
Orion Group Holdings, Inc. (a)	15,504	113,644
		531,526

Consumer Discretionary - 0.81%
Sturm, Ruger & Co., Inc.	4,395	155,451
		155,451

Distributors - 0.32%

A-Mark Precious Metals, Inc. (a)	2,205	60,417
		60,417

Diversified Financial Services - 3.41%
TIPTREE, Inc. (a)	31,333	653,606
		653,606

Electronic Equipment, Instruments & Components - 5.25%
Allient, Inc.	22,104	536,685
Richardson Electronics Ltd.	33,468	469,556
		1,006,241

Equity Real Estate Investment Trusts - 2.18%
Sachem Capital Corp. (a)	75,386	101,771
Postal Realty Trust, Inc.	24,214	315,993
		417,764

Health Care Providers & Services - 1.85%
Joint Corp. (a)	33,299	353,968
		353,968

IT Services - 5.96%
Hackett Group, Inc.	11,199	344,033
International Money Express, Inc. (a)	38,341	798,643
		1,142,676

Insurance - 7.85%
American Coastal Insurance Corp. (a)	42,756	575,496
Crawford & Co.	80,367	929,043
		1,504,539

Leisure Products - 2.66%
Johnson Outdoors, Inc.	4,620	152,460
Smith & Wesson Brands, Inc.	35,308	356,787
		509,247

Machinery - 2.27%
Hurco Companies, Inc.	22,512	434,257
		434,257

Marine - 2.57%
Genco Shipping & Trading Ltd.	25,645	357,491
Star Bulk Carriers Corp.	9,048	135,268
		492,759

Media -1.71%
Thryv Holdings, Inc.	22,190	328,412
		328,412

Metals & Mining -0.53%
Endeavour Silver Corp. (a)	27,796	101,733
		101,733

Oil, Gas & Consumable Fuels - 7.86%
Alto Ingredients, Inc. (a)	60,089	93,739
Evolution Petroleum Corp.	14,123	73,863
Pason Systems, Inc.	39,615	371,430
Teekay Tankers Ltd. (a)	3,981	158,404
Unit Corp.	11,769	355,424
Vaalco Energy, Inc. (a)	103,832	453,746
		1,506,606

Personal Products - 1.69%
Nature's Sunshine Products, Inc. (a)	22,111	324,147
		324,147

Professional Services - 2.22%
BG Staffing, Inc.	56,598	296,574
Forrester Research. Inc.	8,209	128,635
		425,209

Semiconductors & Semiconductor Equipment - 1.03%
Amtech Systems, Inc. (a)	36,271	197,677
		197,677

Software - 1.37%
Rimini Street, Inc.	61,608	164,493
Intellicheck, Inc. (a)	34,939	97,829
		262,322

Specialty Retail - 0.74%
America's Car-Mart, Inc. (a)	2,752	141,040
		141,040

Technology Harware, Storage & Peripheral Total - 5.07%
CoreCard Corp. (a)	11,929	270,788
CPI Card Group, Inc.	17,776	531,325
Immersion Corp.	19,344	168,873
		970,986

Textiles, Apparel, & Luxury Goods - 6.24%
Culp, Inc. (a)	51,652	303,197
Lakeland Industries, Inc. (a)	21,674	553,771
Movado Group, Inc. (a)	17,212	338,732
		1,195,700

Thrifts & Mortgage Finance - 0.39%
Federal Agricultural Mortgage Corp.	383	75,432

		75,432

Trading Companies & Distributors - 1.26%
Karat Packaging Co.	7,986	241,656
		241,656

TOTAL COMMON STOCKS (Cost $16,466,154)		17,941,565

Warrant - 0.00%
Zagg/Cvr.Us (c)	71,453	-
Household Durables - 0.00%

TOTAL WARRANT (Cost $0)		-

Money Market Funds - 6.44%
Federated Hermes Government Obligations Fund - Institutional Class 4.35% (b)	1,234,408	1,234,408
		1,234,408

TOTAL MONEY MARKET FUNDS (Cost $1,234,408)		1,234,408

TOTAL INVESTMENTS (Cost $17,700,562) - 100.07%		19,175,973

Liabilities In Excess of Other Assets - (0.07)%		(13,661)

TOTAL NET ASSETS - 100.00%		$ 19,162,312

(a) Non-income producing security
(b) Variable rate security; the coupon rate shown represents the 7-day yield as of December 31, 2024.
(c) Indicates a fair valued security, using unobservable inputs.

See accompanying notes which are an integral part of the financial statements.

ANCORA DIVIDEND VALUE EQUITY FUND

SCHEDULE OF INVESTMENTS as of December 31, 2024

	Shares	Value
Common Stocks - 99.10%

Banks - 9.35%
Bank of America Corp.	34,050	$ 1,496,498
JP Morgan Chase & Co.	11,071	2,653,829
		4,150,327

Capital Markets - 7.56%
Ares Management Corp.	4,135	732,019
Houlihan Lokey, Inc. Class A	10,556	1,833,155
Stifel Financial Corp.	7,477	793,160
		3,358,334

Chemicals - 2.34%
Linde Plc.	2,486	1,040,814
		1,040,814

Construction Materials - 2.36%
CRH Public Ltd. Co.	11,351	1,050,195
		1,050,195

Consumer Defensive - 2.07%
Kenvue, Inc.	42,968	917,367
		917,367

Electrical Equipment - 5.18%
Eaton Corp. Plc.	6,925	2,298,200
		2,298,200

Equity Real Estate Investment Trusts - 2.63%
Weyerhaeuser Co.	41,456	1,166,986
		1,166,986

Food Products - 2.23%
Kellanova	12,214	988,968
		988,968

Health Care Providers & Services - 4.52%
UnitedHealth Group, Inc.	3,963	2,004,723
		2,004,723

Hotels, Restaurants & Leisure - 6.41%
Marriott International, Inc.	3,525	983,263
McDonalds Corp.	4,600	1,333,494

Wyndham Hotels & Resorts, Inc.	5,240	528,140
		2,844,897

Household Products - 2.48%
Procter & Gamble Co.	6,572	1,101,796
		1,101,796

IT Services - 2.28%
Accenture Plc.	2,880	1,013,155
		1,013,155

Industrial Conglomerates - 3.56%
Honeywell International, Inc.	7,000	1,581,230
		1,581,230

Industrials - 4.51%
Paccar, Inc.	5,900	613,718
General Dynamics Corp.	5,267	1,387,802
		2,001,520

Oil, Gas & Consumable Fuels - 5.83%
Chevron Corp.	5,860	848,762
EOG Resources, Inc.	14,174	1,737,449
		2,586,211

Pharmaceuticals - 7.79%
AbbVie, Inc.	13,367	2,375,316
Johnson & Johnson	7,495	1,083,927
		3,459,243

Real Estate Investment Trusts - 2.94%
American Tower Corp.	7,123	1,306,429
		1,306,429

Semiconductors & Semiconductor Equipment - 9.71%
Broadcom, Inc.	16,679	3,866,859
Qualcomm, Inc.	2,887	443,501
		4,310,360

Software - 5.4%
Microsoft Corp.	5,690	2,398,335
		2,398,335

Specialty Retail - 4.27%
The Home Depot, Inc.	4,875	1,896,326
		1,896,326

Technology Harware, Storage & Peripheral - 5.68%
Apple, Inc.	10,075	2,522,981

		2,522,981

TOTAL COMMON STOCKS (Cost $27,454,438)		43,998,397

Money Market Funds - 0.94%
Federated Hermes Government Obligations Fund - Institutional Class 4.35% (a)	416,441	416,441
		416,441

TOTAL MONEY MARKET FUNDS (Cost $416,441)		416,441

TOTAL INVESTMENTS (Cost $27,870,879) - 100.04%		44,414,838

Liabilities In Excess of Other Assets - (0.04)%		(16,993)

TOTAL NET ASSETS - 100.00%		$ 44,397,845

(a) Variable rate security; the coupon rate shown represents the 7-day yield as of December 31, 2024.

See accompanying notes which are an integral part of the financial statements.

FINANCIAL REVIEW

STATEMENTS OF ASSETS & LIABILITIES – As of December 31, 2024

				Ancora
	Ancora	Ancora/Thelen	Ancora	Dividend
	Income	Small-Mid Cap	MicroCap	Value Equity
	Fund	Fund	Fund	Fund
Assets
Investments in securities:
At Cost	$ 41,825,275	$ 148,365,182	$ 17,700,562	$ 27,870,879
At Fair Value	$ 41,679,262	$ 188,439,657	$ 19,175,973	$ 44,414,838

Investments in Affiliated Securities:
At Cost	$ -	$ 4,909,890	$ -	$ -
At Fair Value	$ -	$ 4,378,788	$ -	$ -

Cash	-	-	1,000	-
Dividends and interest receivable	238,672	375,894	23,671	32,184
Receivable for investments sold	31,154	164,197	-	-
Shareholder subscription receivable	1,413	67,535	3,787	2,879
Prepaid expenses	2,529	16,395	3,376	2,237
Total assets	41,953,030	193,442,466	19,207,807	44,452,138

Liabilities
Payable for investments purchased	-	1,303,535	-	-
Shareholder redemptions payable	1,465	133,995	-	-
Payable to advisor	17,894	158,365	16,439	25,707
Administration fees payable	3,579	16,875	1,644	3,824
Shareholder servicing fees payable	358	1,142	164	382
Trustee fees payable	4,005	4,409	4,339	4,339
Accrued expenses	16,904	25,521	22,909	20,041
Total liabilities	44,205	1,643,842	45,495	54,293

Net Assets:	$ 41,908,825	$ 191,798,624	$ 19,162,312	$ 44,397,845
(unlimited number of shares authorized, no par value)

Net Assets consist of:
Paid in capital	45,815,760	145,302,582	17,541,250	27,559,270
Distributable Earnings (Accumulated Losses)	(3,906,935)	46,496,042	1,621,062	16,838,575

Net Assets	$ 41,908,825	$ 191,798,624	$ 19,162,312	$ 44,397,845

Class I:
Net assets applicable to Class I shares	$ 41,908,825	$ 130,101,493	$ 19,162,312	$ 44,397,845

Shares outstanding (unlimited number of shares	5,803,393	6,909,863	1,183,741	2,665,225
authorized, no par value)

Net asset value, offering price, and	$ 7.22	$ 18.83	$ 16.19	$ 16.66
redemption price per share

Minimum Redemption Price Per Share (a) (NAV * 98%)	$ 7.08	$ 18.45	$ 15.87	$ 16.33

Class S:
Net assets applicable to Class S shares	$ -	$ 61,697,131	$ -	$ -

Shares outstanding (unlimited number of shares	-	3,169,637	-	-
authorized, no par value)

Net asset value, offering price, and	$ -	$ 19.47	$ -	$ -
redemption price per share

Minimum Redemption Price Per Share (a) (NAV * 98%)	$ -	$ 19.08	$ -	$ -

(a) The Funds will impose a 2.00% redemption fee on shares redeemed within 90 days of purchase.

See accompanying notes which are an integral part of the financial statements.

FINANCIAL REVIEW

STATEMENTS OF OPERATIONS – For the year ended December 31, 2024

				Ancora
	Ancora	Ancora/Thelen	Ancora	Dividend
	Income	Small-Mid Cap	MicroCap	Value Equity
	Fund	Fund	Fund	Fund
Investment Income
Dividend income (a)	$ 2,177,290	$ 2,562,109	$ 451,130	$ 899,354
Interest income	552,111	-	-	-
Total Income	2,729,401	2,562,109	451,130	899,354

Expenses
Investment advisor fee	193,738	1,791,231	185,455	313,780
Shareholder servicing account expenses
Class I	3,875	12,094	1,855	4,184
Fund accounting expenses	33,096	66,216	23,722	33,096
Transfer agent expenses	9,300	9,300	9,300	9,300
Legal expenses	8,252	8,246	8,034	8,496
Administration expenses	38,748	179,123	18,546	41,837
Insurance expenses	1,489	1,490	1,489	1,489
Custodian expenses	5,451	22,240	5,990	5,290
Auditing expenses	15,889	15,250	15,250	15,250
Printing expenses	727	1,028	577	561
Trustees expenses	16,545	17,108	17,140	16,990
Miscellaneous expenses	8,277	6,158	7,468	5,948
Registration expenses	11,327	29,026	6,694	7,065
Total Expenses	346,714	2,158,510	301,520	463,286
Waived Fees	-	(115,381)	(4,793)	(44,913)
Net Expenses	346,714	2,043,129	296,727	418,373

Net Investment Income	2,382,687	518,980	154,403	480,981

Net Realized & Unrealized Gain (Loss)
Net realized gain (loss) on investment securities	(368,890)	20,619,300	1,040,041	1,788,790
Net capital gain distributions from underlying investment companies	-	427,441	-	33,749
Net change in unrealized appreciation (depreciation) on unaffiliated investment securities	1,510,011	8,767,004	(580,377)	4,045,395
Net change in unrealized appreciation (depreciation) on affiliated investment securities	-	(531,102)	-	-
Net realized and unrealized gain on investment securities	1,141,121	29,282,643	459,664	5,867,934
Net increase in net assets resulting from operations	$ 3,523,808	$ 29,801,623	$ 614,067	$ 6,348,915

(a) Net of foreign taxes withheld $0, $22,513, $1,920, and $0, respectively.

See accompanying notes which are an integral part of the financial statements.

FINANCIAL REVIEW

STATEMENTS OF CHANGES IN NET ASSETS

	Ancora Income Fund

	Year Ended	Year Ended
	December 31, 2024	December 31, 2023
Increase in Net Assets from Operations
Net investment income	$ 2,382,687	$ 2,206,076
Net realized loss on investment securities	(368,890)	(2,495,012)
Net capital gain distributions from underlying investment companies	-	1,310
Net change in unrealized appreciation on investment securities	1,510,011	3,511,007
Net increase in net assets resulting from operations	3,523,808	3,223,381

Distributions
From distribution to shareholders - Class I	(1,939,754)	(1,834,634)
From return of capital - Class I	-	-
Total distributions	(1,939,754)	(1,834,634)

Capital Share Transactions - Class I
Proceeds from sale of shares	9,541,259	6,785,834
Shares issued in reinvestment of dividends	1,881,261	1,762,122
Redemption fees	4	1,949
Shares redeemed	(6,901,737)	(6,181,910)
Net increase in net assets resulting	4,520,787	2,367,995
from capital share transactions

Total increase in net assets	6,104,841	3,756,742

Net Assets
Beginning of year	$ 35,803,984	$ 32,047,242
End of year	$ 41,908,825	$ 35,803,984

Capital Share Transactions - I Shares
Shares sold	1,333,312	993,337
Shares issued in reinvestment of distributions	262,058	262,884
Shares repurchased	(966,211)	(909,084)
Net increase from capital share transactions	629,159	347,137

See accompanying notes which are an integral part of the financial statements.

FINANCIAL REVIEW

STATEMENTS OF CHANGES IN NET ASSETS

	Ancora/Thelen Small-Mid Cap Fund

	Year Ended	Year Ended
	December 31, 2024	December 31, 2023
Increase in Net Assets from Operations
Net investment income	$ 518,980	$ 749,917
Net realized gain on investment securities	20,619,300	3,991,731
Net capital gain distributions from underlying investment companies	427,441	87,654
Net change in unrealized appreciation on unaffiliated investment securities	8,767,004	23,549,248
Net change in net unrealized depreciation on affiliated investment securities	(531,102)	-
Net increase in net assets resulting from operations	29,801,623	28,378,550

Distributions
From distribution to shareholders - Class I	(8,989,270)	(1,981,481)
From distribution to shareholders - Class S	(4,268,250)	(1,040,315)
Total distributions	(13,257,520)	(3,021,796)

Capital Share Transactions - Class I
Proceeds from sale of shares	14,596,883	6,635,298
Shares issued in reinvestment of dividends	8,733,414	1,874,794
Redemption fees	1,498	-
Shares redeemed	(11,463,226)	(10,806,637)
	11,868,569	(2,296,545)
Capital Share Transactions - Class S
Proceeds from sale of shares	4,845,419	3,867,233
Shares issued in reinvestment of dividends	4,267,699	1,030,214
Shares redeemed	(4,851,147)	(4,036,307)
	4,261,971	861,140
Net increase (decrease) in net assets resulting
from capital share transactions	16,130,540	(1,435,405)

Total increase in net assets	32,674,643	23,921,349

Net Assets
Beginning of year	$ 159,123,981	$ 135,202,632
End of year	$ 191,798,624	$ 159,123,981

Capital Share Transactions - I Shares
Shares sold	782,270	428,035
Shares issued in reinvestment of distributions	462,820	108,558
Shares repurchased	(605,612)	(698,312)
Net increase (decrease) from capital share transactions	639,478	(161,719)

Capital Share Transactions - S Shares
Shares sold	248,885	243,751
Shares issued in reinvestment of distributions	218,744	57,844
Shares repurchased	(238,790)	(250,738)
Net increase from capital share transactions	228,839	50,857

See accompanying notes which are an integral part of the financial statements.

FINANCIAL REVIEW

STATEMENTS OF CHANGES IN NET ASSETS

	Ancora MicroCap Fund

	Year Ended	Year Ended
	December 31, 2024	December 31, 2023
Increase in Net Assets from Operations
Net investment income	$ 154,403	$ 179,623
Net realized gain on investment securities	1,040,041	723,578
Net change in unrealized appreciation (depreciation) on investment securities	(580,377)	2,527,139
Net increase in net assets resulting from operations	614,067	3,430,340

Distributions
From distribution to shareholders - Class I	(1,030,336)	(723,814)
From return of capital - Class I	-	(44,269)
Total distributions	(1,030,336)	(768,083)

Capital Share Transactions - Class I
Proceeds from sale of shares	2,303,058	1,827,319
Shares issued in reinvestment of dividends	1,022,830	762,751
Redemption fees	354	194
Shares redeemed	(1,334,634)	(1,183,810)
Net increase in net assets resulting	1,991,608	1,406,454
from capital share transactions

Total increase in net assets	1,575,339	4,068,711

Net Assets
Beginning of year	$ 17,586,973	$ 13,518,262
End of year	$ 19,162,312	$ 17,586,973

Capital Share Transactions - I Shares
Shares sold	137,014	116,006
Shares issued in reinvestment of distributions	63,490	45,348
Shares repurchased	(80,507)	(74,817)
Net increase from capital share transactions	119,997	86,537

See accompanying notes which are an integral part of the financial statements.

FINANCIAL REVIEW

STATEMENTS OF CHANGES IN NET ASSETS

	Ancora Dividend Value Equity Fund

	Year Ended	Year Ended
	December 31, 2024	December 31, 2023
Increase in Net Assets from Operations
Net investment income	$ 480,981	$ 560,458
Net realized gain on unaffiliated investment securities	1,788,790	145,543
Net capital gain distributions from underlying investment companies	33,749	44,094
Net change in unrealized appreciation on investment securities	4,045,395	4,173,307
Net increase in net assets resulting from operations	6,348,915	4,923,402

Distributions
From distribution to shareholders - Class I	(1,722,413)	(514,659)
Total distributions	(1,722,413)	(514,659)

Capital Share Transactions - Class I
Proceeds from sale of shares	2,189,910	1,223,235
Shares issued in reinvestment of dividends	1,668,783	505,795
Redemption fees	-	473
Shares redeemed	(3,224,670)	(3,935,902)
Net increase (decrease) in net assets resulting	634,023	(2,206,399)
from capital share transactions

Total increase in net assets	5,260,525	2,202,344

Net Assets
Beginning of year	$ 39,137,320	$ 36,934,976
End of year	$ 44,397,845	$ 39,137,320

Capital Share Transactions - I Shares
Shares sold	137,661	91,055
Shares issued in reinvestment of distributions	99,767	35,833
Shares repurchased	(201,769)	(287,957)
Net increase (decrease) from capital share transactions	35,659	(161,069)

See accompanying notes which are an integral part of the financial statements.

FINANCIAL REVIEW

FINANCIAL HIGHLIGHTS FOR A FUND SHARE OUTSTANDING – throughout each year

Ancora Income Fund

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
CLASS I SHARES	12/31/2024	12/31/2023	12/31/2022	12/31/2021	12/31/2020
Selected Per Share Data
Net asset value, beginning of year	$ 6.92	$ 6.64	$ 8.08	$ 7.74	$ 7.92

Income from investment operations
Net investment income (a)	0.44	0.43	0.38	0.35	0.25
Net realized and unrealized gain (loss)	0.22	0.21	(1.46)	0.35	0.01	(f)
Total from investment operations	0.66	0.64	(1.08)	0.70	0.26

Less Distributions to shareholders:
From net investment income	(0.36)	(0.36)	(0.36)	(0.35)	(0.23)
From net realized gain	-	-	-	-	-
From return of capital	-	-	-	(0.01)	(0.21)
Total distributions	(0.36)	(0.36)	(0.36)	(0.36)	(0.44)

Paid in capital from redemption fees	- (e)	-	(e) -	(e) - (e)	-	(e)

Net asset value, end of year	$ 7.22	$ 6.92	$ 6.64	$ 8.08	$ 7.74

Total Return (b)	9.69%	9.95%	(13.59)%	9.22%	3.72%

Ratios and Supplemental Data
Net assets, end of year (000)	$ 41,909	$ 35,804	$ 32,047	$ 36,588	$ 20,071
Ratio of expenses to average net assets (c)	0.89%	0.95%	0.93%	1.03%	1.29%
Ratio of expenses to average net assets
before waiver & reimbursement (c)	0.89%	0.95%	0.93%	1.03%	1.54%
Ratio of net investment income to
average net assets (c) (d)	6.15%	6.43%	5.31%	4.43%	3.39%
Ratio of net investment income to
average net assets before waiver & reimbursement (c) (d)	6.15%	6.43%	5.31%	4.43%	3.13%
Portfolio turnover rate	24.32%	51.19%	41.39%	40.56%	84.20%

(a) Net investment income per share is based on average shares outstanding.
(b) Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c) These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.
(d) Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(e) Amount is less than $0.005.
(f) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
See accompanying notes which are an integral part of the financial statements.

FINANCIAL REVIEW

FINANCIAL HIGHLIGHTS FOR A FUND SHARE OUTSTANDING – throughout each year

Ancora/Thelen Small-Mid Cap Fund

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
CLASS I SHARES	12/31/2024	12/31/2023	12/31/2022	12/31/2021	12/31/2020
Selected Per Share Data
Net asset value, beginning of year	$ 17.10	$ 14.37	$ 17.77	$ 17.59	$ 15.73

Income from investment operations
Net investment income (a)	0.04	0.07	0.08	0.04	0.06
Net realized and unrealized gain (loss)	3.08	2.98	(3.16)	4.24	1.85
Total from investment operations	3.12	3.05	(3.08)	4.28	1.91

Less Distributions to shareholders:
From net investment income	(0.03)	(0.16)	-	(0.08)	(0.05)
From net realized gain	(1.36)	(0.16)	(0.32)	(4.02)	-
Total distributions	(1.39)	(0.32)	(0.32)	(4.10)	(0.05)

Paid in capital from redemption fees	-	(e) -	- (e)	- (e)	- (e)

Net asset value, end of year	$ 18.83	$ 17.10	$ 14.37	$ 17.77	$ 17.59

Total Return (b)	18.23%	21.22%	(17.32)%	24.43%	12.13%

Ratios and Supplemental Data
Net assets, end of year (000)	$ 130,101	$ 107,246	$ 92,409	$ 114,458	$ 94,483
Ratio of expenses to average net assets (c)	1.21%	1.23%	1.25%	1.22%	1.26%
Ratio of expenses to average net assets
before waiver & reimbursement (c)	1.21%	1.23%	1.25%	1.22%	1.26%
Ratio of net investment income to
average net assets (c) (d)	0.22%	0.45%	0.51%	0.17%	0.44%
Ratio of net investment income to
average net assets before waiver & reimbursement (c) (d)	0.22%	0.45%	0.51%	0.17%	0.44%
Portfolio turnover rate	83.19%	85.30%	86.41%	85.44%	77.21%

(a) Net investment income per share is based on average shares outstanding.
(b) Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c) These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.
(d) Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(e) Amount is less than $0.005.
See accompanying notes which are an integral part of the financial statements.

FINANCIAL REVIEW

FINANCIAL HIGHLIGHTS FOR A FUND SHARE OUTSTANDING – throughout each year

Ancora/Thelen Small-Mid Cap Fund

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
CLASS S SHARES	12/31/2024	12/31/2023	12/31/2022	12/31/2021	12/31/2020
Selected Per Share Data
Net asset value, beginning of year	$ 17.64	$ 14.81	$ 18.26	$ 17.97	$ 16.06

Income from investment operations
Net investment income (a)	0.08	0.11	0.11	0.09	0.11
Net realized and unrealized gain (loss)	3.19	3.08	(3.24)	4.34	1.89
Total from investment operations	3.27	3.19	(3.13)	4.43	2.00

Less Distributions to shareholders:
From net investment income	(0.08)	(0.20)	-	(0.12)	(0.09)
From net realized gain	(1.36)	(0.16)	(0.32)	(4.02)	-
Total distributions	(1.44)	(0.36)	(0.32)	(4.14)	(0.09)

Net asset value, end of year	$ 19.47	$ 17.64	$ 14.81	$ 18.26	$ 17.97

Total Return (b)	18.49%	21.53%	(17.13)%	24.75%	12.46%

Ratios and Supplemental Data
Net assets, end of year (000)	$ 61,697	$ 51,878	$ 42,794	$ 63,491	$ 50,281
Ratio of expenses to average net assets (c)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of expenses to average net assets
before waiver & reimbursement (c)	1.20%	1.22%	1.24%	1.21%	1.25%
Ratio of net investment income to
average net assets (c) (d)	0.44%	0.68%	0.72%	0.40%	0.75%
Ratio of net investment income to
average net assets before waiver & reimbursement (c) (d)	0.24%	0.46%	0.49%	0.19%	0.49%
Portfolio turnover rate	83.19%	85.30%	86.41%	85.44%	77.21%

(a) Net investment income per share is based on average shares outstanding.
(b) Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c) These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.
(d) Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
See accompanying notes which are an integral part of the financial statements.

FINANCIAL REVIEW

FINANCIAL HIGHLIGHTS FOR A FUND SHARE OUTSTANDING – throughout each year

Ancora MicroCap Fund

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
CLASS I SHARES	12/31/2024	12/31/2023	12/31/2022	12/31/2021	12/31/2020
Selected Per Share Data
Net asset value, beginning of year	$ 16.53	$ 13.83	$ 15.02	$ 10.93	$ 10.45

Income from investment operations
Net investment income (loss) (a)	0.14	0.18	0.09	(0.05)	(0.05)
Net realized and unrealized gain (loss)	0.44	3.28	(1.28)	4.14	0.53
Total from investment operations	0.58	3.46	(1.19)	4.09	0.48

Less Distributions to shareholders:
From net investment income	-	(0.55)	-	-	-
From net realized gain	(0.92)	(0.17)	-	-	-
From return of capital	-	(0.04)	-	-	-
Total distributions	(0.92)	(0.76)	-	-	-

Paid in capital from redemption fees	- (c)	- (c)	-	- (c)	-

Net asset value, end of year	$ 16.19	$ 16.53	$ 13.83	$ 15.02	$ 10.93

Total Return (b)	3.52%	24.90%	(7.92)%	37.42%	4.59%

Ratios and Supplemental Data
Net assets, end of year (000)	$ 19,162	$ 17,587	$ 13,518	$ 14,748	$ 10,646
Ratio of expenses to average net assets	1.60%	1.60%	1.60%	1.60%	1.60%
Ratio of expenses to average net assets
before waiver & reimbursement	1.63%	1.77%	1.85%	1.85%	1.97%
Ratio of net investment income (loss) to
average net assets	0.83%	1.17%	0.62%	(0.36)%	(0.54)%
Ratio of net investment income (loss) to
average net assets before waiver & reimbursement	0.81%	1.00%	0.37%	(0.61)%	(0.91)%
Portfolio turnover rate	28.97%	42.13%	45.19%	41.73%	19.95%

(a) Net investment income (loss) per share is based on average shares outstanding.
(b) Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c) Amount is less than $0.005.
See accompanying notes which are an integral part of the financial statements.

FINANCIAL REVIEW

FINANCIAL HIGHLIGHTS FOR A FUND SHARE OUTSTANDING – throughout each year

Ancora Dividend Value Equity Fund

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
CLASS I SHARES	12/31/2024	12/31/2023	12/31/2022	12/31/2021	12/31/2020
Selected Per Share Data
Net asset value, beginning of year	$ 14.88	$ 13.24	$ 15.16	$ 12.04	$ 11.21

Income from investment operations
Net investment income (a)	0.18	0.21	0.19	0.14	0.15
Net realized and unrealized gain (loss)	2.26	1.62	(1.92)	3.14	0.83
Total from investment operations	2.44	1.83	(1.73)	3.28	0.98

Less Distributions to shareholders:
From net investment income	(0.21)	(0.19)	(0.17)	(0.14)	(0.14)
From net realized gain	(0.45)	-	(0.02)	(0.02)	(0.01)
Total distributions	(0.66)	(0.19)	(0.19)	(0.16)	(0.15)

Paid in capital from redemption fees	-	- (e)	- (e)	- (e)	- (e)

Net asset value, end of year	$ 16.66	$ 14.88	$ 13.24	$ 15.16	$ 12.04

Total Return (b)	16.44%	13.93%	(11.41)%	27.36%	8.95%

Ratios and Supplemental Data
Net assets, end of year (000)	$ 44,398	$ 39,137	$ 36,935	$ 37,670	$ 28,838
Ratio of expenses to average net assets (c)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of expenses to average net assets
before waiver & reimbursement (c)	1.11%	1.16%	1.17%	1.21%	1.33%
Ratio of net investment income to
average net assets (c) (d)	1.15%	1.51%	1.36%	1.04%	1.47%
Ratio of net investment income to
average net assets before waiver & reimbursement (c) (d)	1.04%	1.35%	1.20%	0.83%	1.14%
Portfolio turnover rate	16.86%	16.02%	13.28%	11.90%	9.50%

(a) Net investment income per share is based on average shares outstanding.
(b) Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c) These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.
(d) Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(e) Amount is less than $0.005.
See accompanying notes which are an integral part of the financial statements.

FINANCIAL REVIEW

Ancora Trust

Notes to the Financial Statements

December 31, 2024

NOTE 1. ORGANIZATION

Ancora Income Fund (the “Income Fund”), Ancora/Thelen Small-Mid Cap Fund (the “Small-Mid Cap Fund”), Ancora MicroCap Fund (the “MicroCap Fund”), and Ancora Dividend Value Equity Fund (the “Dividend Value Equity Fund”), (each, a “Fund” and collectively, the “Funds”) are each a separate series of Ancora Trust (the “Trust”), an Ohio business trust under a Declaration of Trust dated August 20, 2003. The Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest representing interests in separate funds of securities, and it permits the Trust to offer separate classes of each such series. The Income Fund’s investment objective is to obtain a high level of income, with a secondary objective of capital appreciation. The Small-Mid Cap Fund’s investment objective is to obtain capital appreciation in the value of its shares. The MicroCap Fund’s investment objective is to obtain capital appreciation in the value of its shares. The Dividend Value Equity Fund’s investment objective is to provide growth of income and long-term capital appreciation. Each Fund is an “open-end” management investment company as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). Each Fund is a “diversified” company as defined in the 1940 Act. The Board of Trustees (the “Board”) of the Trust has authorized that shares of the Funds may be offered in two classes: Class I and Class S. Class S shares are currently offered in the Small-Mid Cap Fund only. Class I and Class S shares are identical, except as to minimum investment requirements and the services offered to and expenses borne by each class. Class S and Class I shares are offered continuously at net asset value (“NAV”). Class I shares are subject to shareholder service fees. Class I and Class S shares are subject to a contractual limit on total operating expenses. Income and realized/unrealized gains or losses are allocated to each class based on relative net assets. Each class is subject to different expenses on the basis of the daily net assets of each class. The investment advisor of the Funds is Ancora Advisors LLC (the “Advisor”).

Each Fund included herein is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of each Fund is used by the investment manager to make investment decisions, and the results of the operations, as shown in the statements of operations and the financial highlights for each Fund is the information utilized for the day-to-day management of the Funds. Each Fund is party to the expense agreements as disclosed in the notes to the financial statements and resources are not allocated to a Fund based on performance measurements. Due to the significance of oversight and their role, the Advisor is deemed to be the Chief Operating Decision Maker.

The Funds will deduct a 2% redemption fee from redemption proceeds if shares are purchased and then redeemed within 90 days. For the year ended December 31, 2024, the Income Fund – Class I collected $4 in redemption fees. For the year ended December 31, 2024, the Small-Mid Cap Fund – Class I collected $1,498 in redemption fees and Class S did not collect any redemption fees. For the year ended December 31, 2024, the MicroCap Fund – Class I collected $354 in redemption fees. For the year ended December 31, 2024, the Dividend Value Equity Fund – Class I did not collect any redemption fees.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the U.S. (“GAAP”).

Security Valuation - All investments in securities are recorded at their estimated fair value, as described in Note 3.

Use Of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting year. Actual results could differ from those estimates.

Federal Income Taxes - The Funds’ policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of their taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Funds’ policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Funds’ policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Funds recognize the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed. Funds identify their major tax jurisdiction as U.S. Federal; however the Funds’ are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

As of and during the year ended December 31, 2024, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to recognized tax benefits or income tax expense on the Statements of Operations. During the year ended December 31, 2024, the Funds did not incur any interest or penalties.

Distributions To Shareholders – The Income Fund intends to distribute substantially all of its net investment income, if any, as dividends to its shareholders on a monthly basis. The MicroCap Fund, Small-Mid Cap Fund, and Dividend Value Equity Fund intend to distribute substantially all of their net investment income, if any, as dividends to their shareholders on at least an annual basis. Distributions to shareholders are recorded on the ex-dividend date. All of the Funds intend to distribute their net realized long term capital gains and net realized short term capital gains, if any, at least once a year. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused by differences in the timing and recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, the results of operations, or net asset value per share of a fund. The permanent reclassifications were mainly due to prior year tax return true-ups and investments in partnerships.

Due to permanent book to tax differences, the following reclassifications were made:

	Distributable	Paid
	Earnings	In Capital
Income Fund	$ 1,783	$ (1,783)
Small-Mid Cap Fund	$ -	$ -
MicroCap Fund	$ -	$ -
Dividend Value Equity Fund	$ -	$ -

Security Transactions and Related Income - The Funds follow industry practice and record security transactions based on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the appropriate country’s rules and tax rates.

The Funds may hold certain investments which pay dividends to their shareholders based upon available funds from operations. It is possible for these dividends to exceed the underlying investments’ taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of the cost of investments or as a realized gain, respectively.

Expenses – Expenses incurred by the Trust that do not relate to a specific Fund of the Trust are allocated to the individual Funds based on each Fund’s relative net assets or other appropriate basis as determined by the Board.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

NOTE 3. SECURITIES VALUATIONS

The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements - A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Money market funds are generally priced at the ending NAV provided by the service agent of the fund. The money market funds will be categorized as Level 1 within the fair value hierarchy.

Equity securities (common stocks including real estate investment trust senior securities, traditional preferred securities, and investment companies) - are valued by using market quotations furnished by a pricing service when the Advisor believes such prices accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued at a fair price as determined by the Advisor in good faith, in accordance with guidelines adopted by and subject to review of the Board. Manually priced securities held by the Funds (if any) are reviewed by the Board on a quarterly basis. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 within the fair value hierarchy.

Fixed income securities (including corporate bond trust certificates) - Fixed income securities are valued by a pricing service when the Advisor believes such prices are accurate and reflect the fair value of such securities. If the Advisor decides that a price provided by the pricing services does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation. Generally, fixed income securities are categorized as Level 2 within the fair value hierarchy.

The following table summarizes the inputs used to value each Fund’s assets measured at fair value as of December 31, 2024:

Income Fund Valuation Inputs of Assets *	Level 1	Level 2	Level 3	Total
Bonds & Corporate Bond Trust Certs.	$ -	$ 7,157,658	$ -	$ 7,157,658
Traditional Preferred Securities	30,193,164	-	-	30,193,164
REIT Senior Securities	919,330	-	-	919,330
Common Stocks	2,292,508	-	-	2,292,508
Money Market Funds	1,116,602	-	-	1,116,602
Total	$ 34,521,604	$ 7,157,658	$ -	$ 41,679,262

Small-Mid Cap Fund Valuation Inputs of Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$ 186,302,426	$ -	$ -	$ 186,302,426
Money Market Funds	6,516,019	-	-	6,516,019
Total	$ 192,818,445	$ -	$ -	$ 192,818,445

MicroCap Fund Valuation Inputs of Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$ 17,941,565	$ -	$ -	$ 17,941,565
Warrant **	-	-	-	-
Money Market Funds	1,234,408	-	-	1,234,408
Total	$ 19,175,973	$ -	$ -	$ 19,175,973

Dividend Value Equity Fund Valuation Inputs of Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$ 43,998,397	$ -	$ -	$ 43,998,397
Money Market Funds	416,441	-	-	416,441
Total	$ 44,414,838	$ -	$ -	$ 44,414,838

* The Funds did not hold any material Level 3 assets during the year ended December 31, 2024. For more detail on the investments in securities please refer to the Schedules of Investments. The Funds did not hold any derivative investments at any time during the year ended December 31, 2024.

** Fair valued Level 3 security at $0.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Ancora is part of the Focus Financial Partners, LLC (“Focus”) partnership, a leading partnership of independent wealth management and financial services firms located throughout the United States and abroad. The Ancora Group LLC is the parent company of the Advisor. The Ancora Group LLC is a wholly owned subsidiary of Ancora Holdings Group, LLC. Ancora Holdings Group, LLC is a wholly owned subsidiary of Focus Operating, LLC, which is a wholly owned subsidiary of Focus LLC. Focus Financial Partners, LLC (“Focus Inc.”) is the sole managing member of Focus LLC. Focus Inc. is majority-owned, indirectly, and collectively, by funds affiliated with Clayton, Dubilier & Rice, LLC (“CD&R”). Funds affiliated with Stone Point Capital LLC (“Stone Point”) are indirect owners of Focus Inc.

Ancora Advisors LLC is managed by certain individuals (“Principals”), pursuant to a management agreement between Terza Partners, LLC and Ancora Advisors LLC. The Ancora Advisors LLC Principals serve as officers and leaders of Ancora Advisors LLC and, in that capacity, are responsible for the management, supervision and oversight of Ancora Advisors LLC. The Trust retains Ancora Advisors LLC to manage the Funds’ investments. Under the terms of the Investment Advisory Agreement, (the “Agreement”), the Advisor manages the Funds’ investments in accordance with the stated policies of the Funds, subject to approval of the Board. The Advisor makes investment decisions for each Fund and places the purchase and sale orders for portfolio transactions.

As compensation for management services, Small-Mid Cap Fund and MicroCap Fund are obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.00% of the average daily net assets of each Fund. As compensation for management services, the Income Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 0.50% of the average daily net assets. As compensation for management services, the Dividend Value Equity Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 0.75% of the average daily net assets of the Fund. For the year ended December 31, 2024, the Advisor earned fees of $193,738 from the Income Fund, $1,791,231 from the Small-Mid Cap Fund, $185,455 from the MicroCap Fund, and $313,780 from the Dividend Value Equity Fund. At December 31, 2024, payables to the Advisor were $17,894, $158,365, $16,439, and $25,707 for the Income Fund, Small-Mid Cap Fund, MicroCap Fund, and Dividend Value Equity Fund, respectively.

The Advisor has contractually agreed to waive management fees in order to limit total annual operating expenses (excluding dividend expenses relating to short sales, interest, taxes, brokerage commissions and the cost of acquired fund fees and expenses) for the Income Fund to 1.285% for Class I shares until October 1, 2025, but can be terminated by a vote of the Board if they deem the termination to be beneficial to the Fund shareholders. For the year ended December 31, 2024, the Advisor did not waive any management fees for the Income Fund Class I shares. The Advisor has contractually agreed to waive management fees, to the extent of management fees, in order to limit total annual operating expenses for the Small-Mid Cap Fund to 1.39% for Class I shares and 1.00% for Class S shares until October 1, 2025, but can be terminated by a vote of the Board if they deem the termination to be beneficial to the Fund shareholders. For the year ended December 31, 2024, the Advisor waived management fees of $115,381 for the Small-Mid Cap Fund Class S shares. For the year ended December 31, 2024, the Advisor did not waive any management fees for the Small-Mid Cap Fund Class I shares. The Advisor has contractually agreed to waive management fees, to the extent of management fees, in order to limit total annual operating expenses for the MicroCap Fund to 1.60% for Class I shares until October 1, 2025, but can be terminated by a vote of the Board if they deem the termination to be beneficial to the Fund shareholders. For the year ended December 31, 2024, the Advisor waived management fees of $4,793 for the MicroCap Fund Class I shares. The Advisor has contractually agreed to waive management fees, to the extent of management fees, in order to limit total annual operating expenses for the Dividend Value Equity Fund to 1.00% for Class I shares until October 1, 2025, but can be terminated by a vote of the Board if they deem the termination to be beneficial to the Fund shareholders. For the year ended December 31, 2024, the Advisor waived management fees of $44,913 for the Dividend Value Equity Fund Class I shares. The Advisor is entitled to recover such waived amounts within the same fiscal year in which the Advisor reduced its fee. No recoupment will occur except to the extent that the Funds’ expenses, together with the amount recovered, do not exceed the applicable expense limitation within the same fiscal year.

The Funds have entered into an Administration Agreement with The Ancora Group, LLC, an affiliate of the Advisor. Pursuant to the Administration Agreement, each of the Funds will pay an administration fee equal to 0.10% of average net assets of each Fund monthly. Under the Administration Agreement, The Ancora Group, LLC will assist in maintaining office facilities, furnish clerical services, prepare and file documents with the Securities and Exchange Commission, coordinate the filing of tax returns, assist with the preparation of the Funds’ Annual and Semi-Annual Reports to shareholders, monitor the Funds’ expense accruals and pay all expenses, monitor the Funds’ sub-chapter M status, maintain the Funds’ fidelity bond, monitor each Fund’s compliance with such Funds’ policies and limitations as set forth in the Prospectus and Statement of Additional Information and generally assist in the Funds’ operations. For the year ended December 31, 2024, the Funds paid $38,748 from the Income Fund, $179,123 from the Small-Mid Cap Fund, $18,546 from the MicroCap Fund, and $41,837 from the Dividend Value Equity Fund. As of December 31, 2024, The Ancora Group, LLC was owed $3,579, $16,875, $1,644, and $3,824 by the Income Fund, Small-Mid Cap Fund, MicroCap Fund, and Dividend Value Equity Fund, respectively, for administrative services.

The Trust retained Arbor Court Capital LLC (the “Distributor”), to act as the principal distributor of its shares. The Distributor charges $8,000 per year for its services which is paid by the Advisor. The Distributor is an affiliated entity to the Trust’s transfer agent and fund accountant. Pursuant to the Shareholder Services Agreement with The Ancora Group, LLC, each of the Funds will pay a shareholder service fee equal to 0.01% of average net assets of the Class I Shares.

Ancora Insurance Solutions LLC, a wholly owned subsidiary of Ancora Holdings Group, LLC, is the licensed insurance broker that assists the Trust in obtaining the required fidelity bond to the Funds. Annual premiums are less than $10,000 per year, with most being remitted to the insurance carrier.

Certain officers of the Trust are also officers or employees of the Advisor or its affiliates. They receive no fee for serving as officers of the Trust.

The following table sets forth a summary of the changes in the fair value of each Fund’s investments in affiliated issuers, as noted in the Schedule of Investments, for the year ended December 31, 2024:

Small-Mid Cap Fund

Magnera Corp.
Balance Beginning at December 31, 2023	$ -
Net Realized Gain on Sale of Investments	-
Net Change in Unrealized Depreciation on Investment Securities	(531,102)
Purchases	4,909,890
Sales	-
Balance End at December 31, 2024	$ 4,378,788
Shares Outstanding at December 31, 2024	240,990
Dividend Income	$ -

NOTE 5. INVESTMENTS

For the year ended December 31, 2024, purchases and sales of investment securities, other than short-term investments, in-kind purchases and sales, and short-term U.S. Government obligations were as follows:

	Income Fund	Small-Mid Cap Fund	MicroCap Fund	Dividend Value Equity Fund
Purchases
U.S. Government Obligations	$ -	$ -	$ -	$ -
Other	$ 13,520,804	$ 146,142,124	$ 6,239,159	$ 6,946,540

Sales
U.S. Government Obligations	$ -	$ -	$ -	$ -
Other	$ 9,086,194	$ 145,758,929	$ 5,004,832	$ 6,934,481

NOTE 6. TAX MATTERS

At December 31, 2024, the costs of securities for federal income tax purposes were $41,610,962, $154,543,211, $17,719,019, and $27,863,140 for the Income Fund, Small-Mid Cap Fund, MicroCap Fund, and Dividend Value Equity Fund, respectively.

As of December 31, 2024, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

	Income Fund	Small-Mid Cap Fund	MicroCap Fund	Dividend Value Equity Fund
Gross Appreciation	$ 1,920,124	$ 43,269,626	$ 3,301,080	$17,057,851
Gross (Depreciation)	(1,851,824)	(4,994,392)	(1,844,126)	(506,153)
Net Appreciation (Depreciation) on Investments	$ 68,300	$ 38,275,234	$ 1,456,954	$ 16,551,698

The difference between book and tax unrealized is mainly attributable to the tax deferral of wash sales, return of capital from underlying investments, and partnership investments.

The tax character of distributions paid during the year ended December 31, 2024 is as follows:

	Income Fund	Small-Mid Cap Fund	MicroCap Fund	Dividend Value Equity Fund
Ordinary income	$ 1,939,754	$ 462,341	$ -	$ 553,799
Long-term capital gain	-	12,795,179	1,030,336	1,168,614
Return of capital	-	-	-	-
	$ 1,939,754	$ 13,257,520	$ 1,030,336	$ 1,722,413

The tax character of distributions paid during the year ended December 31, 2023 is as follows:

	Income Fund	Small-Mid Cap Fund	MicroCap Fund	Dividend Value Equity Fund
Ordinary income	$ 1,834,634	$ 1,577,958	$ 554,540	$ 514,659
Long-term capital gain	-	1,443,838	169,274	-
Return of capital	-	-	44,269	-
	$ 1,834,634	$ 3,021,796	$ 768,083	$ 514,659

As of December 31, 2024, the following Funds had the following capital loss carryforwards for federal income tax purposes. These capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders and may be carried forward indefinitely retaining their character as short-term and/or long-term. The Dividend Value Equity Fund utilized $367,048 of its capital loss carryforward during the year ended December 31, 2024.

	Income Fund	Small-Mid Cap Fund	MicroCap Fund	Dividend Value Equity Fund
Short-Term Capital Loss Carry Forward	$(1,991,256)	$ -	$ -	$ -
Long-Term Capital Loss Carry Forward	(2,724,721)	-	-	-
Total Capital Loss Carry Forward	$(4,715,977)	$ -	$ -	$ -

As of December 31, 2024, the components of distributable earnings (accumulated deficit) on a tax basis were as follows:

	Income Fund	Small-Mid Cap Fund	MicroCap Fund	Dividend Value Equity Fund
Accumulated undistributed ordinary income (loss)	$ 740,742	$ 1,863,884	$ 154,403	$ -
Accumulated undistributed capital gain (loss)	-	6,356,924	9,705	286,877
Other accumulated losses	(4,715,977)	-	-	-
Unrealized appreciation (depreciation)	68,300	38,275,234	1,456,954	16,551,698
	$(3,906,935)	$ 46,496,042	$ 1,621,062	$ 16,838,575

NOTE 7. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of December 31, 2024, National Financial Services, LLC owned, for the benefit of its customers, the following percentages of the outstanding shares:

Income Fund	85.11%
Small-Mid Cap Fund	54.75%
MicroCap Fund	64.72%
Dividend Value Equity Fund	68.33%

As of December 31, 2024, Charles Schwab & Co., Inc. owned, for the benefit of its customers, the following percentages of the outstanding shares:

Dividend Value Equity Fund	25.61%

NOTE 8. SUBSEQUENT EVENTS

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated the impact of all subsequent events on the Funds through the issuance date of these financial statements and has noted no such events requiring accounting or disclosure.

PORTFOLIO HOLDINGS DISCLOSURE POLICY (UNAUDITED)

The Funds disclose their portfolio holdings in the following manner: (i) the Funds file complete schedules of portfolio holdings with the Commission for the first and third quarter each year on Form N-PORT; (ii) the Funds’ Form N-PORT are available on the Commission website at http:www.sec.gov and in annual and semi-annual reports to shareholders’ (iii) the Funds’ Form N-PORT may be reviewed and copied at the Commission Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330; (iv) on the Funds’ internet site www.ancorafunds.com approximately 10 days after the end of each fiscal quarter, which information is current as of the end of such fiscal quarter’ and (v) is available upon request by contacting the Funds in writing or by phone.

PROXY VOTING (UNAUDITED)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted those proxies during the most recent 12 month period ended June 30, is available without charge upon request by (1) calling the Funds at (866) 626-2672; and (2) from the Funds’ documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of

Ancora Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Ancora Trust comprising Ancora Income Fund, Ancora/Thelen Small-Mid Cap Fund, Ancora MicroCap Fund and Ancora Dividend Value Equity Fund (the “Funds”) as of December 31, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2024, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2004

COHEN & COMPANY, LTD.

Cleveland, Ohio

February 20, 2025

FINANCIAL REVIEW

Ancora Trust

Additional Information

December 31, 2024 (Unaudited)

PORTFOLIO HOLDINGS DISCLOSURE POLICY (UNAUDITED)

The Funds disclose their portfolio holdings in the following manner: (i) the Funds file complete schedules of portfolio holdings with the Commission for the first and third quarter each year on Form N-PORT; (ii) the Funds’ Form N-PORT are available on the Commission website at http:www.sec.gov and in annual and semi-annual reports to shareholders’ (iii) the Funds’ Form N-PORT may be reviewed and copied at the Commission Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330; (iv) on the Funds’ internet site www.ancorafunds.com approximately 10 days after the end of each fiscal quarter, which information is current as of the end of such fiscal quarter’ and (v) is available upon request by contacting the Funds in writing or by phone.

PROXY VOTING (UNAUDITED)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted those proxies during the most recent 12 month period ended June 30, is available without charge upon request by (1) calling the Funds at (866) 626-2672; and (2) from the Funds’ documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

FACTS	WHAT DOES ANCORA TRUST (“ANCORA”) DO WITH YOUR PERSONAL INFORMATION?
WHY?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
WHAT?

The types of personal information we collect and share depend on the product or service you have with us. This information may include, but is not limited to, the following:

● Social security number ● Account Numbers

● Risk tolerance ● Wire transfer instructions

● Income ● Contact Information

● Transaction history ● Investment Experience

● Assets ● Account Balances

HOW?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Ancora chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Ancora Share?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your accounts(s) or respond to court orders and legal investigations.	Yes	No
For our marketing purposes - to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates' everyday business purposes - information about your transactions and experiences	Yes	Yes
For our affiliates' everyday business purposes – information about your creditworthiness	No	We don’t share
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
Pandemic response

All medical information confidential (42 U.S.C. § 12112(d)(3)(B) and 12112(d)(4)), including information related to symptoms of COVID-19 or a diagnosis of COVID-19. This includes all test results, temperature screening logs, questionnaires, and other medical information being obtained. Temperature screening machines and other protective measures may be used at our business locations to protect clients and employees from transmitting illnesses. Only employees with a need to know will have access to client’s medical information. Employees will be trained on the collection and protection of client information.

Questions?	Call Jason Geers at (216) 593-5020

Page 2 Privacy Policy
Who we are

Ancora Holdings Group LLC.

Ancora Holdings, Group LLC, is a Cleveland, Ohio based holding company which wholly owns four separate and distinct SEC Registered Investment Advisers, an insurance company, and a broker dealer.

Ancora Advisors LLC specializes in customized portfolio management for individual investors, high net worth investors, investment companies, institutions such as pension/profit sharing plans, corporations, non-profits, and unions.

Ancora Family Wealth Advisors, LLC is a leading, regional investment and wealth advisor managing assets on behalf families and high net-worth individuals.

Ancora Alternatives LLC specializes in pooled investments (private funds LPs).

Ancora Retirement Plan Advisors, LLC. specializes in providing non-discretionary investment guidance for small and midsize employer sponsored retirement plans.

Ancora Insurance Solutions LLC provides property and casualty services as well as personal line solutions and health coverage for small and large corporations.

Inverness Securities, LLC is a FINRA registered Broker Dealer.

Ancora Trust is the Trust of the Ancora Mutual Funds.

What we do

How does Ancora protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Ancora collect my personal information?

We collect your personal information, for example, when you

▪       Enter into an investment advisory contract

▪       Seek financial advice

▪       Make deposits or withdrawals from your account

▪       Tell us about your investment or retirement portfolio

Why can't I limit all sharing?

Federal law gives you the right to limit only

▪       sharing for affiliates’ everyday business purposes—information about your creditworthiness

▪       affiliates from using your information to market to you

▪       sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions

Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ▪ Ancora does share with our affiliates which may include Focus Operating, LLC
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ▪ Ancora does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ▪ Ancora does not jointly market.

This Page Was Left Blank Intentionally

TRUSTEES

Frank J. Roddy

Jennifer A. Rasmussen

Cindy Flynn

Frank DeFino

OFFICERS

Bradley Zucker, President, Treasurer, & Secretary

Jason Geers, Chief Compliance Officer

INVESTMENT ADVISOR

Ancora Advisors LLC

6060 Parkland Boulevard, Suite 200
Cleveland, Ohio 44124

DISTRIBUTOR

Arbor Court Capital LLC

8000 Town Center Drive, Suite 400

Broadview Heights, Ohio 44147

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, Ohio 44115

LEGAL COUNSEL

Thompson Hine LLP

3900 Key Center,

127 Public Square,

Cleveland, Ohio 44114

CUSTODIAN

Huntington National Bank

41 South High Street

Columbus, Ohio 43216

TRANSFER AGENT

AND FUND ACCOUNTANT

Mutual Shareholder Services, LLC.

8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio 44147

This report is intended only for the information of shareholders or those who have received the Funds’ prospectus which contains information about the Funds’ management fee and expenses. Please read the prospectus carefully before investing.

The Funds’ Statement of Additional Information includes additional information about the Funds and is available upon request at no charge by calling the Fund.

Distributed by Arbor Court Capital LLC Member FINRA/SIPC

Item 8.  Changes in and Disagreements with Accountants for Open-End Management Investment Companies. Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies. Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. The information is included as part of the material filed under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. The information is included as part of the material filed under Item 7 of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 13.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 14.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 15.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 16.  Controls and Procedures.

(a)

Disclosure Controls & Procedures.  Principal executive and financial officers have concluded that Registrant’s disclosure controls & procedures are effective based on their evaluation as of a date within 90 days of the filing date of this report.

(b)

Internal Controls.  There were no significant changes in Registrant’s internal controls of in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.  Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19.  Exhibits

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ancora Trust

By /s/ Bradley Zucker

     Bradley Zucker

     President, Treasurer and Secretary

Date: Febraury 26, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Bradley Zucker

     Bradley Zucker

     President, Treasurer and Secretary

Date: February 26, 2025